CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parethetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Tax (expense) benefit on pension items	$ 249	$ 49	$ (99)